Financial Risk Management - Summary of Allowance for Expected Credit Losses of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Abstract]
As at January 1	$ (712)	$ (2,557)
Increase of allowance recognized in statement of operations during the year	(490)	(552)
Receivables written off during the year as uncollectible		2,569
Unused amount reversed	290	104
Translation differences	29	(276)
As at December 31	$ (883)	$ (712)